Capital Management and Solvency - Summary of Composition of Available Own Funds Across Tiers (Parenthetical) (Detail) - Including Aegon Bank [Member] € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of capital management and solvency [line items]
Tier three restricted capital accounted for own funds	€ 19,207
Solvency capital requirement reserve	€ 9,707